LEASES	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For these leases the Company recognized, on a straight-line basis over the lease term, lease expense of $3 million and $4 million in the three months ended September 30, 2020 and 2019, respectively, and $9 million and $12 million in the nine months ended September 30, 2020 and 2019, respectively.
For the three and nine months ended September 30, 2020 the Company incurred operating lease expenses of $35 million and $105 million, respectively. For the three and nine months ended September 30, 2019, the Company incurred operating lease expenses of $37 million and $116 million, respectively.
At September 30, 2020, the Company has recorded approximately $391 million of right-of-use assets and $388 million of related lease liability included in Other Assets and Other Liabilities, respectively. At September 30, 2020, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.9 years and 3.2%, respectively.
During the nine months ended September 30, 2020 and 2019, leased assets obtained in exchange for operating lease obligations were $66 million and $50 million, respectively. The operating cash outflow for amounts included in the measurement of operating lease obligations was $106 million and $116 million as of September 30, 2020 and 2019, respectively.
Future minimum lease payments under non-cancellable leases as of September 30, 2020 were as follows:

Operating Leases	($ million)
2020 (excluding the nine months ended September 30, 2020)	$30
2021	105
2022	76
2023	59
2024	41
2025 and thereafter	120
Total future minimum lease payments	$431
Less: Interest	43
Total	$388
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	$472

LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For these leases the Company recognized, on a straight-line basis over the lease term, lease expense of $3 million and $4 million in the three months ended September 30, 2020 and 2019, respectively, and $9 million and $12 million in the nine months ended September 30, 2020 and 2019, respectively.
For the three and nine months ended September 30, 2020 the Company incurred operating lease expenses of $35 million and $105 million, respectively. For the three and nine months ended September 30, 2019, the Company incurred operating lease expenses of $37 million and $116 million, respectively.
At September 30, 2020, the Company has recorded approximately $391 million of right-of-use assets and $388 million of related lease liability included in Other Assets and Other Liabilities, respectively. At September 30, 2020, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.9 years and 3.2%, respectively.
During the nine months ended September 30, 2020 and 2019, leased assets obtained in exchange for operating lease obligations were $66 million and $50 million, respectively. The operating cash outflow for amounts included in the measurement of operating lease obligations was $106 million and $116 million as of September 30, 2020 and 2019, respectively.
Future minimum lease payments under non-cancellable leases as of September 30, 2020 were as follows:

Operating Leases	($ million)
2020 (excluding the nine months ended September 30, 2020)	$30
2021	105
2022	76
2023	59
2024	41
2025 and thereafter	120
Total future minimum lease payments	$431
Less: Interest	43
Total	$388
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	$472